Share-Based Payments (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Apr. 30, 2012 Y	Apr. 30, 2011	Apr. 30, 2010
Share-Based Payments (Textual) [Abstract]
Shares available for future issuance	7,311,613
Weighted-average remaining contractual term for stock options outstanding and exercisable, in years	1.8
Intrinsic value of options exercised	$ 2,644	$ 13,355	$ 5,876
Restricted stock, vesting period (in Years)	4 years
Aggregate intrinsic value of stock options	4,675
Fair value of equity awards other than stock options vesting	$ 22,663	$ 17,680	$ 16,273